Benefit Plans (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013 installment	Dec. 31, 2012	Dec. 31, 2011
401(k) savings plan
Maximum percentage of compensation for which employer makes matching contribution	5.00%
Employer contributions	$ 770,494	$ 724,273	$ 655,808
Employee Stock Ownership Plan ("ESOP")
Requisite age to participate in the plan	21 years
Requisite period of service to participate in the plan	1 year
Minimum service hours to participate in the plan	1000 hours
Number of shares of common stock sold to the Oneida Savings Bank employee stock ownership plan	157,000
Number of installments in which loan is payable	10
Period over which loan in payable in installments	10 years
Variable interest rate (as a percent)	3.25%	3.25%
Contributions to ESOP	202,031	235,835	288,538
ESOP compensation expense	350,079	350,113	343,042
ESOP compensation expense including income taxes	361,678	350,113	343,042
Shares held by ESOP
Allocated to participants (in shares)	444,789	400,193
Unearned (in shares)	18,023	44,965
Total ESOP shares	462,812	445,158
Fair value of unearned shares	$ 228,351	$ 478,877